COMMITMENTS AND CONTINGENCIES (Details) - CONCORD ACQUISITION CORP III - USD ($)		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Amount of underwriters commission recognized		$ 372,678
Accumulated deficit		6,618,747
Underwriters commission was reduced		6,991,425
Contingent fees		3,610,000	$ 0
Accrued fees		$ 2,500,000
Stockholders of number of shares who exercised their right to redeem shares		30,558,639
Aggregate amount in Trust Account		$ 318,441,770
Excise tax payable		3,184,272
Capital Markets Advisor Fee
COMMITMENTS AND CONTINGENCIES
Contingent fees		2,500,000	$ 0
Legal Fees
COMMITMENTS AND CONTINGENCIES
Contingent fees		$ 1,110,000
IPO
COMMITMENTS AND CONTINGENCIES
Deferred underwriting discount (in percentage)	3.50%
Deferred underwriting discount	$ 12,075,000